Financing Arrangements	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Debt Disclosure [Abstract]
Financing Arrangements

Note 6. Financing Arrangements

Revolving Credit Facility

On November 27, 2013, Vince, LLC entered into the Revolving Credit Facility in connection with the closing of the IPO and Restructuring Transactions. BofA serves as administrative agent for this new facility. The Revolving Credit Facility provides for a revolving line of credit of up to $50,000 and matures on November 27, 2018. The Revolving Credit Facility also provides for a letter of credit sublimit of $25,000 (plus any increase in aggregate commitments) and for an increase in aggregate commitments of up to $20,000. Vince, LLC is the borrower and VHC and Vince Intermediate Holding, LLC (“Vince Intermediate”) are the guarantors under the new revolving credit facility. Interest is payable on the loans under the Revolving Credit Facility, at either the LIBOR or the Base Rate, in each case, with applicable margins subject to a pricing grid based on an excess availability calculation. The “Base Rate” means, for any day, a fluctuating rate per annum equal to the highest of (i) the rate of interest in effect for such day as publicly announced from time to time by BofA as its prime rate; (ii) the Federal Funds Rate for such day, plus 0.50%; and (iii) the LIBOR Rate for a one month interest period as determined on such day, plus 1.0%. During the continuance of an event of default and at the election of the required lender, interest will accrue at a rate of 2% in excess of the applicable non-default rate.

The Revolving Credit Facility contains a requirement that, at any point when “Excess Availability” is less than the greater of (i) 15% percent of the loan cap or (ii) $7,500, and continuing until Excess Availability exceeds the greater of such amounts for 30 consecutive days, during which time, Vince must maintain a consolidated EBITDA (as defined in the Revolving Credit Facility) equal to or greater than $20,000.

The Revolving Credit Facility contains representations and warranties, other covenants and events of default that are customary for this type of financing, including limitations on the incurrence of additional indebtedness, liens, negative pledges, guarantees, investments, loans, asset sales, mergers, acquisitions, prepayment of other debt, the repurchase of capital stock, transactions with affiliates, and the ability to change the nature of its business or its fiscal year. The Revolving Credit Facility generally permits dividends in the absence of any event of default (including any event of default arising from the contemplated dividend), so long as (i) after giving pro forma effect to the contemplated dividend, for the following six months Excess Availability will be at least the greater of 20% of the aggregate lending commitments and $7,500 and (ii) after giving pro forma effect to the contemplated dividend, the “Consolidated Fixed Charge Coverage Ratio” for the 12 months preceding such dividend shall be greater than or equal to 1.1 to 1.0 (provided that the Consolidated Fixed Charge Coverage Ratio may be less than 1.1 to 1.0 if, after giving pro forma effect to the contemplated dividend, Excess Availability for the six fiscal months following the dividend is at least the greater of 35% of the aggregate lending commitments and $10,000).

As of May 3, 2014, the availability on the Revolving Credit Facility was $45,800 and there were $5,500 of letters of credit outstanding. No borrowings have been made to date.

Note 6. Financing Arrangements

Revolving Credit Facility

On November 27, 2013, Vince, LLC entered into a new senior secured revolving credit facility in connection with the closing of the IPO and Restructuring Transactions. Bank of America, N.A. (“BofA”) serves as administrative agent for this new facility. The Revolving Credit Facility provides for a revolving line of credit of up to $50,000 and matures on November 27, 2018. The Revolving Credit Facility also provides for a letter of credit sublimit of $25,000 (plus any increase in aggregate commitments) and for an increase in aggregate commitments of up to $20,000. Vince, LLC is the borrower and VHC and Vince Intermediate Holding, LLC (“Vince Intermediate”) are the guarantors under the new revolving credit facility. Interest is payable on the loans under the Revolving Credit Facility, at either the LIBOR or the Base Rate, in each case, with applicable margins subject to a pricing grid based on an excess availability calculation. The “Base Rate” means, for any day, a fluctuating rate per annum equal to the highest of (i) the rate of interest in effect for such day as publicly announced from time to time by BofA as its prime rate; (ii) the Federal Funds Rate for such day, plus 0.50%; and (iii) the LIBOR Rate for a one month interest period as determined on such day, plus 1.0%. During the continuance of an event of default and at the election of the required lender, interest will accrue at a rate of 2% in excess of the applicable non-default rate.

The revolving credit facility contains a requirement that, at any point when “Excess Availability” is less than the greater of (i) 15% percent of the loan cap or (ii) $7,500, and continuing until Excess Availability exceeds the greater of such amounts for 30 consecutive days, during which time, Vince must maintain a consolidated EBITDA (as defined in the related credit agreement) equal to or greater than $20,000.

The revolving credit facility contains representations and warranties, other covenants and events of default that are customary for this type of financing, including limitations on the incurrence of additional indebtedness, liens, negative pledges, guarantees, investments, loans, asset sales, mergers, acquisitions, prepayment of other debt, the repurchase of capital stock, transactions with affiliates, and the ability to change the nature of its business or its fiscal year. The revolving credit facility generally permits dividends in the absence of any event of default (including any event of default arising from the contemplated dividend), so long as (i) after giving pro forma effect to the contemplated dividend, for the following six months Excess Availability will be at least the greater of 20% of the aggregate lending commitments and $7,500 and (ii) after giving pro forma effect to the contemplated dividend, the “Consolidated Fixed Charge Coverage Ratio” for the 12 months preceding such dividend shall be greater than or equal to 1.1 to 1.0 (provided that the Consolidated Fixed Charge Coverage Ratio may be less than 1.1 to 1.0 if, after giving pro forma effect to the contemplated dividend, Excess Availability for the six fiscal months following the dividend is at least the greater of 35% of the aggregate lending commitments and $10,000).

As of February 1, 2014, the maximum capacity on the Revolving Credit Facility was $50,000 and there were $4,452 of letters of credit outstanding. No borrowings have been made to date.